EMPLOYEES BENEFITS PLANS (Details 7) - Number	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.73%	8.75%
Inflation rate	3.50%	3.25%
Medical inflation	6.60%	6.35%
Number of active participants	13,776	14,584
Number of assisted beneficiary participants	1,610,000	1,686,000
Medical Plan [Member] | Schedule of mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000 Basic	AT-2000 smoothed by 10%
Medical Plan [Member] | Schedule of turnover - BRF's historical [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2022	2021
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.66%	8.62%
Inflation rate	3.50%	3.25%
Wage growth rate	3.50%	3.25%
F.G.T.S. balance growth	3.70%	3.70%
Number of active participants	91,490	96,635
F G T S Penalty [Member] | Schedule of mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000 Basic	AT-2000 smoothed by 10%
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	Vindas Álvaro's attenuated 30%	RRB-44
F G T S Penalty [Member] | Schedule of turnover - BRF's historical [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2022	2021
Others [Member]
IfrsStatementLineItems [Line Items]
Wage growth rate	4.88%	9.04%